Note 27 - Financial Instruments and Risks - Interest Rate Hedging (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk, Brazilian Real [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate	9.30%	9.10%
Pre-hedge, post-fixed interest rate, amount	R$ 171.8	R$ 237.6
Pre-hedge, pre-set interest rate	10.40%	9.70%
Pre-hedge, pre-set interest rate, amount	R$ 2,006.7	R$ 2,034.5
Post-hedge, post-fixed interest rate		6.80%
Post-hedge, post-fixed interest rate, amount		R$ 516.0
Post-hedge, pre-set interest rate		10.10%
Post-hedge, pre-set interest rate, amount		R$ 1,756.1
Interest rate risk, American Dollar [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate	4.10%	3.60%
Pre-hedge, post-fixed interest rate, amount	R$ 95.3	R$ 630.0
Pre-hedge, pre-set interest rate	4.70%	4.40%
Pre-hedge, pre-set interest rate, amount	R$ 19.1	R$ 42.3
Post-hedge, post-fixed interest rate		3.60%
Post-hedge, post-fixed interest rate, amount		R$ 630.0
Post-hedge, pre-set interest rate		4.40%
Post-hedge, pre-set interest rate, amount		R$ 42.3
Interest rate risk, Canadian Dollar [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate	2.70%	2.80%
Pre-hedge, post-fixed interest rate, amount	R$ 0.5	R$ 752.6
Pre-hedge, pre-set interest rate	3.50%	3.50%
Pre-hedge, pre-set interest rate, amount	R$ 243.7	R$ 145.5
Post-hedge, post-fixed interest rate		2.80%
Post-hedge, post-fixed interest rate, amount		R$ 752.6
Post-hedge, pre-set interest rate		3.50%
Post-hedge, pre-set interest rate, amount		R$ 145.5
Interest rate risk [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate
Pre-hedge, post-fixed interest rate, amount	R$ 267.6	R$ 1,620.2
Pre-hedge, pre-set interest rate, amount	R$ 2,617.5	R$ 2,483.3
Post-hedge, post-fixed interest rate
Post-hedge, post-fixed interest rate, amount		R$ 1,898.6
Post-hedge, pre-set interest rate, amount		R$ 2,204.9
Interest rate risk, Dominican Peso [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate	10.00%	9.40%
Pre-hedge, pre-set interest rate, amount	R$ 209.7	R$ 217.4
Post-hedge, pre-set interest rate		9.40%
Post-hedge, pre-set interest rate, amount		R$ 217.4
Interest rate risk, Guatemala´s Quetzal [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate	6.30%	7.80%
Pre-hedge, pre-set interest rate, amount	R$ 12.0	R$ 11.5
Post-hedge, pre-set interest rate		7.80%
Post-hedge, pre-set interest rate, amount		R$ 11.5
Interest rate risk, other latin american currencies [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate	9.20%	10.20%
Pre-hedge, pre-set interest rate, amount	R$ 126.3	R$ 32.1
Post-hedge, pre-set interest rate		10.20%
Post-hedge, pre-set interest rate, amount		R$ 32.1